Intangible Assets, Net - Schedule of Future Amortization of Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 7,533
2023	5,996
2024	1,021
2025	1,020
2026	1,016
Thereafter	$ 8